Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000218613
Shareholder Report [Line Items]
Fund Name	Blueprint Adaptive Growth Allocation Fund
Class Name	Institutional Class
Trading Symbol	BLUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blueprint Adaptive Growth Allocation Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/blueprint/. You can also request this information by contacting us at (866) 983-4525.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 983-4525
Additional Information Website	https://funddocs.filepoint.com/blueprint/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	Blueprint Adaptive Growth Allocation Fund - Institutional Class	Morningstar Global Allocations Index	S&P 500® Index
Mar-2020	$10,000	$10,000	$10,000
Feb-2021	$12,080	$13,174	$14,979
Feb-2022	$12,839	$13,516	$17,434
Feb-2023	$11,194	$12,220	$16,093
Feb-2024	$13,552	$14,023	$20,994
Feb-2025	$15,266	$15,464	$24,858

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	12.64%	8.99%
Morningstar Global Allocations Index	10.28%	9.28%
S&P 500® Index	18.41%	20.35%

Past performance does not guarantee future results. Call (866) 983-4525 or visit https://blueprintip.com/systematic-investing-strategies/risk-managed-global-fund-blueprint-adaptive-growth-allocation/#performance for current month-end performance.

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 184,573,301
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 1,636,445
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$184,573,301 Number of Portfolio Holdings272 Advisory Fee (net of recoupments)$1,636,445 Portfolio Turnover151%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.7%
Exchange-Traded Funds	9.9%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	0.8%
Materials	1.4%
Money Market Funds	1.4%
Energy	2.1%
Consumer Staples	5.4%
Health Care	6.0%
Real Estate	7.2%
Industrials	7.8%
Consumer Discretionary	8.8%
Exchange-Traded Funds	9.9%
Communications	11.0%
Financials	14.9%
Technology	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.3%
NVIDIA Corporation	6.0%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Classes A & C	3.7%
Meta Platforms, Inc. - Class A	3.0%
iShares Gold Trust	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
Broadcom, Inc.	2.0%
iShares China Large-Cap ETF	1.8%
iShares MSCI China ETF	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 21, 2025, the S&P 500® Index has replaced the Morningstar Global Allocation Index as the Fund’s primary index.
C000172452
Shareholder Report [Line Items]
Fund Name	HVIA Equity Fund
Class Name	Institutional Class
Trading Symbol	HVEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HVIA Equity Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hvia/. You can also request this information by contacting us at (888) 209-8710.
Additional Information Phone Number	(888) 209-8710
Additional Information Website	https://funddocs.filepoint.com/hvia/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HVIA Equity Fund - Institutional Class	S&P 500® Index
Oct-2016	$25,000	$25,000
Feb-2017	$28,516	$27,585
Feb-2018	$33,208	$32,302
Feb-2019	$34,649	$33,814
Feb-2020	$36,766	$36,584
Feb-2021	$51,143	$48,032
Feb-2022	$58,640	$55,904
Feb-2023	$53,585	$51,604
Feb-2024	$72,532	$67,318
Feb-2025	$78,023	$79,709

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 3, 2016)
HVIA Equity Fund - Institutional Class	7.57%	16.24%	14.50%
S&P 500® Index	18.41%	16.85%	14.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 03, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,460,522
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 326,529
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,460,522 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$326,529 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	1.1%
Utilities	1.2%
Materials	1.8%
Money Market Funds	2.2%
Energy	3.9%
Real Estate	4.5%
Communications	5.7%
Health Care	9.7%
Consumer Discretionary	10.8%
Industrials	14.4%
Financials	16.5%
Technology	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.0%
Amazon.com, Inc.	4.0%
American Express Company	3.7%
KLA Corporation	3.5%
Meta Platforms, Inc. - Class A	3.2%
Apple, Inc.	3.1%
Microsoft Corporation	3.1%
Visa, Inc. - Class A	3.0%
Eli Lilly & Company	2.9%
Marsh & McLennan Companies, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.
C000235579
Shareholder Report [Line Items]
Fund Name	Nia Impact Solutions Fund
Trading Symbol	NIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nia Impact Solutions Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.niaimpactfunds.com. You can also request this information by contacting us at (833) 571-2833.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 571-2833
Additional Information Website	www.niaimpactfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nia Impact Solutions Fund	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Nia Impact Solutions Fund	MSCI ACWI IMI Index
May-2022	$10,000	$9,999
Feb-2023	$10,316	$10,260
Feb-2024	$11,196	$12,479
Feb-2025	$12,873	$14,237

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 10, 2022)
Nia Impact Solutions Fund	14.98%	9.42%
MSCI ACWI IMI Index	14.09%	13.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 88,200,046
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 460,145
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$88,200,046 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$460,145 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.0%
Money Market Funds	6.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Energy	2.0%
Utilities	2.1%
Real Estate	4.6%
Materials	5.0%
Consumer Staples	5.2%
Communications	5.8%
Money Market Funds	6.0%
Consumer Discretionary	6.5%
Financials	7.2%
Health Care	12.3%
Industrials	14.9%
Technology	28.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
International Business Machines Corporation	4.1%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.8%
Stantec, Inc.	3.7%
Stride, Inc.	3.5%
Fortinet, Inc.	3.3%
SAP SE - ADR	3.3%
Vertex Pharmaceuticals, Inc.	3.1%
Palo Alto Networks, Inc.	3.0%
Amalgamated Financial Corporation	2.9%
AECOM	2.9%

Material Fund Change [Text Block]

Material Fund Changes

On August 6, 2024, Jethro Townsend, CFA, Partner and Portfolio Manager, became a member of the portfolio management team of the Fund, joining Kristin Hull, PhD, who will continue to serve as a portfolio manager of the Fund.